Other Intangible Assets, Other than Goodwill (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization	$ 852	$ 953	$ 2,909
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	991
Finite-Lived Intangible Assets, Amortization Expense, Year Two	991
Finite-Lived Intangible Assets, Amortization Expense, Year Three	991
Finite-Lived Intangible Assets, Amortization Expense, Year Four	602
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 214